Dilutive convertible securities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Dilutive convertible securities
Dilutive convertible securities

12)    Dilutive convertible securities

The following table summarizes the potentially dilutive securities convertible into common shares that were excluded from the calculation of diluted net income (loss) per share because their inclusion would have been antidilutive:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Stock Options	509,133	210,067	509,133	210,067
Series A Convertible Preferred stock	560,171	6,762,090	560,171	6,762,090
Warrants	8,188,742	8,204,117	8,188,742	8,204,117
Total	9,258,046	15,176,274	9,258,046	15,176,274

13)    Dilutive convertible securities

The following table summarizes the potentially dilutive securities convertible into common shares that were excluded from the calculation of diluted net loss per share because their inclusion would have been antidilutive:

	For the Years Ended
	December 31,
	2023	2022
Stock options	509,133	59,067
RSUs	—	40,238
Series A Convertible Preferred stock	5,985,519	—
Warrants	8,203,839	1,004,115
Total	14,698,491	1,103,420